UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                     Washington, D. C.  20549

                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2012

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	        Merriman, LLC
Address:	800 Fifth Avenue, Suite 2900
		Seattle, Washington 98104

13F File Number: 028-12528

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting  Manager:

Name:	Stephanie Brown
Title:	Chief Compliance Officer
Phone:	206-285-8877
Signature, Place and Date of Signing:

	Stephanie Brown     Seattle, Washington	   November 8, 2012

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of Other Mangers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934.

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:	50
Form 13F Information Table Value Total:	$158852

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AdvisorShares Trim Tabs Float  ETF	  	00768Y818      736    21100 SH       SOLE                21100                 0
DB-X Funds ETF 2020 Target Fun ETF         	233052208      258    11249 SH       SOLE                11249                 0
DB-X Funds ETF 2030 Target Fun ETF        	233052307      300    13476 SH       SOLE                13476                 0
First Trust Morningstar Divide ETF   		336917109     5905   307383 SH       SOLE                    0            307383
iShares Cohen & Steer Realty   ETF           	464287564     1589    20410 SH       SOLE                    0             20410
iShares Dow Jones US Real Esta ETF           	464287739     6538   101548 SH       SOLE                10000             91548
iShares Dow Jones Utilities    ETF           	464287697     3026    33815 SH       SOLE                    0             33815
iShares EAFE Growth            ETF       	464288885      328     5800 SH       SOLE                 5800                 0
iShares EMU Fund               ETF       	464286608      667    22200 SH       SOLE                22200                 0
iShares iBoxx High Yield Corpo ETF     		464288513     1435    15549 SH       SOLE                    0             15549
iShares JPMorgan USD Emerging  ETF     		464288281     2466    20336 SH       SOLE                 7900             12436
iShares Lehman TIPS Bond       ETF      	464287176    11068    90904 SH       SOLE                    0             90904
iShares Lehman US Aggregate Bo ETF        	464287226    10408    92556 SH       SOLE                    0             92556
iShares MSCI EAFE Index        ETF       	464287465     6274   118386 SH       SOLE                 7000            111386
iShares MSCI EAFE Small Cap    ETF       	464288273     6806   175871 SH       SOLE                17800            158071
iShares MSCI Singapore         ETF       	464286673      170    12700 SH       SOLE                12700                 0
iShares MSCI Taiwan            ETF       	464286731      174    13000 SH       SOLE                13000                 0
iShares MSCI Thailand          ETF       	464286624     1386    18277 SH       SOLE                    0             18277
iShares MSCI Turkey            ETF       	464286715     1562    27960 SH       SOLE                 6000             21960
iShares Russell Mid Cap Value  ETF              464287473    13394   274921 SH       SOLE                29700            245221
iShares Russell Midcap Index   ETF              464287499    11910   107535 SH       SOLE                    0            107535
iShares S&P 100 Index          ETF         	464287101     6007    90388 SH       SOLE                    0             90388
iShares S&P Midcap 400 Value   ETF              464287705     1603    18861 SH       SOLE                    0             18861
iShares S&P Small Cap 600      ETF         	464287879     1550    19615 SH       SOLE                    0             19615
iShares S&P Smallcap           ETF         	464287804     5835    75710 SH       SOLE                    0             75710
JP Morgan Alerian MLP Index    ETN           	46625H365      356     8800 SH       SOLE                 8800                 0
Market Vectors Agribusiness    ETF           	57060U605      342     6600 SH       SOLE                 6600                 0
Market Vectors Gold Miners     ETF           	57060U100      381     7100 SH       SOLE                 7100                 0
Nuveen BAB Opportunity Fund    ETF      	67074Q102     1321    59907 SH       SOLE                56407              3500
Nuveen Build America Bond      ETF      	67074C103      630    29444 SH       SOLE                27444              2000
Powershares Buyback Achievers  ETF    		73935X286      609    20350 SH       SOLE                20350                 0
Powershares Build America Bond ETF     		73937B407     1204    40040 SH       SOLE                36740              3300
Powershares FTSE RAFI Dev ex U ETF       	73936T789     5901   175265 SH       SOLE                    0            175265
PowerShares High Yield Dividen ETF    		73935X302    12114  1252766 SH       SOLE                    0           1252766
ProShares UltraShort 20 Year   ETF     		74347R297     1375    88200 SH       SOLE                88200                 0
Rydex Midcap 400 Growth        ETF              78355W601     1585    17643 SH       SOLE                    0             17643
SPDR Index Shs DJ Wils Intl    ETF           	78463X863     6656   169572 SH       SOLE                17600            151972
SPDR Nuveen Barclays Build Ame ETF     		78464A276     2960    48998 SH       SOLE                48998                 0
SPDR S&P Biotech               ETF           	78464A870      318     3400 SH       SOLE                 3400                 0
SPDR S&P Emerging Markets Smal ETF       	78463X756      347     7800 SH       SOLE                 7800                 0
SPDR S&P Homebuilders ETF      ETF           	78464A888      397    16000 SH       SOLE                16000                 0
SPDR S&P Intl Small Cap        ETF       	78463X871     6340   231987 SH       SOLE                12600            219387
Streetracks Gold Trust         ETF           	863307104      681     3962 SH       SOLE                 3950                12
Vanguard High Dividend Yield   ETF    		921946406     1478    29320 SH       SOLE                    0             29320
Vanguard Pacific Stock         ETF       	922042866     3191    63367 SH       SOLE                    0             63367
Vanguard Small Cap             ETF         	922908751      489     6100 SH       SOLE                 6100                 0
Vanguard Small Cap Growth ETF  ETF         	922908595     1568    17769 SH       SOLE                    0             17769
Vanguard Viper European        ETF       	922042874     4374    96634 SH       SOLE                29400             67234
WisdomTree Emerging Markets Sm ETF       	97717W281      339     7400 SH       SOLE                 7400                 0
Wisdomtree Emerging Markets Eq ETF       	97717W315     2501    46607 SH       SOLE                 3100             43507